Pension Plans and Retiree Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) plan age	Dec. 31, 2018 CAD ($)
Defined Benefit Plan Disclosure
Defined contribution plan cost recorded | $	$ 19.8	$ 15.4
Rabbi trust | $	$ 57.4	$ 89.3
Assumed initial healthcare cost trend rate	6.30%
Minimum
Defined Benefit Plan Disclosure
Plan assets investment objective period	3 years
Ultimate trend rate	2.00%
Maximum
Defined Benefit Plan Disclosure
Plan assets investment objective period	5 years
Ultimate trend rate	4.50%
Defined Benefit | Canada
Defined Benefit Plan Disclosure
Number of pension plans	5
Defined Benefit | Canada | Fully funded
Defined Benefit Plan Disclosure
Number of pension plans	2
Defined Benefit | United States
Defined Benefit Plan Disclosure
Number of pension plans	6
Defined Benefit | United States | Fully funded
Defined Benefit Plan Disclosure
Number of pension plans	1
Post- Retirement Benefits | Canada
Defined Benefit Plan Disclosure
Number of pension plans	1
Post- Retirement Benefits | United States
Defined Benefit Plan Disclosure
Number of pension plans	4
Medical benefit eligibility age | age	65
Post- Retirement Benefits | United States | Partially funded
Defined Benefit Plan Disclosure
Number of pension plans	1
Post- Retirement Benefits | United States | Fully funded
Defined Benefit Plan Disclosure
Number of pension plans	3